Employee benefits - Cost of Service or Benefits Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Financial cost	$ 12	$ 255	$ 240
Real loss in plan assets	(214)	(363)	(316)
Settlement	0	(1,627)	0
Net periodic pension expenses	$ (202)	$ (1,735)	$ (76)